                  Supplement No. 1 Dated August 30, 2005 to
       Reserve Yield Plus Fund of Reserve Short-Term Investment Trust
                        Prospectus dated May 18, 2005


1. Cover Page, delete, "Founders of 'The World's First Money-Market Fund'(R) Est. 1970."

2. Page 5, Fees and Expenses Table, revise Management Fee of Class TT to "0.60%" and Management Fee of Class R to "0.75%."

3. Page 5, Fees and Expenses Table, revise Distribution and Service (12b-1) Fee for Class R to "0.25%."

4.   Page 5, Footnote ++ to Fees and Expenses Table, First Sentence, revise sentence to read, in relevant  part, ".... for Class TT shares exceed
     0.60%."

5. Page 5, Footnote ++ to Fees and Expenses Table, Second Sentence, revise sentence to read, in relevant part, "... for Class R exceed 0.75%."

6. Page 6, revise hypothetical expense table to read, in its entirety, as follows:

         SHARE CLASS                             ONE YEAR            THREE YEARS
         -----------                             --------            -----------
         Class 8                                   $8                    $26
         Class 10                                  $10                   $32
         Class 12                                  $12                   $39
         Class 13                                  $13                   $42
         Class 15                                  $15                   $48
         Class 20                                  $21                   $65
         Class 25                                  $26                   $81
         Class 35                                  $36                   $113
         Class 45                                  $46                   $145
         Class TT                                  $62                   $193
         Class 85                                  $87                   $272
         Class S                                   $103                  $320
         Class R                                   $103                  $320

7. Page 7, revise Comprehensive Management Fee Table to indicate for Class TT a fee of "0.60%" and for Class R "0.75%."

8.   Page 7, revise 12b-1 Fee Table to indicate a fee for Class R of "0.25%."

9.   Back Cover Page, delete, "The World's First Money-Market Fund(R)."

10. Back Cover Page, delete, "Founders of 'The World's First Money-Market Fund'(R)."

                  Supplement No. 1 Dated August 30, 2005 to
       Reserve Yield Plus Fund of Reserve Short-Term Investment Trust
           Statement of Additional Information dated May 18, 2005


1. Pages 8-10, Biographical Information, delete and replace in its entirety with the following:

                                                               TERM OF OFFICE**        PRINCIPAL OCCUPATIONS DURING THE
                                     POSITIONS WITH THE              AND                   LAST FIVE YEARS AND OTHER
 NAME, ADDRESS, AGE                         FUNDS             LENGTH OF SERVICE                  DIRECTORSHIPS
--------------------------------  -------------------------- ---------------------  ----------------------------------------
INTERESTED TRUSTEE
------------------

BRUCE R. BENT+*                   Chairman, President,       Trustee since          President of Reserve Management
Age: 68                           Treasurer, Chief           inception              Company, Inc. ("RMCI"), Director and
The Reserve Funds                 Financial Officer and                             Chairman/Chief Executive Officer of
1250 Broadway                     Trustee                    Chairman since 2000    Reserve Management Corporation ("RMC")
New York, NY 10001                                                                  and Chairman and Director of Resrv
                                                             President,             Partners, Inc. ("RESRV") since 2000;
                                                             Treasurer and Chief    Chairman and Director of Reserve
                                                             Financial Officer      International Liquidity Fund Ltd.
                                                             since 2005             since 1990. Co-founder of The Reserve
                                                                                    Fund ("RF") in 1970; officer thereof
                                                                                    since 1970

INDEPENDENT TRUSTEES
--------------------

EDWIN EHLERT, JR.                                             Trustee since         Retired. President, Premier
Age: 74                                                       Inception             Resources, Inc. (meeting management
2517 Highway #35, Bldg. J                                                           firm) since 1987.
Manasquan, NJ 08736

WILLIAM J. MONTGORIS                                          Trustee since         Retired. Chief Operating Officer of
Age: 58                                                       Inception             The Bear Stearns Companies, Inc. from
286 Gregory Road                                                                    1979 to 1999; Director of Stage
Franklin Lakes, NJ 07417                                                            Stores, Inc. (retailing) since 2004.

JOSEPH D. DONNELLY                                            Trustee since         Retired; Managing Director and General
Age: 57                                                       Inception             Counsel to the Pershing Division of
5 Beacon Boulevard                                                                  Donaldson, Lufkin and Jenrette Securities
Sea Girt, NJ 08750                                                                  Corporation from 1976 to 2002;
                                                                                    Director of Compliance for Donaldson,
                                                                                    Lufkin and  Jenrette from 1976 to 1982.

FRANK J. STALZER                                              Trustee Since         Vice President and General Manager of
Age:47                                                        Inception             Arrow/Zeus (Electronics) since 2004;
5 Meadowridge Drive                                                                 Vice President of Marketing for
New Fairfield, CT                                                                   Arrow/Zeus from 2002 to 2004; Vice
06812                                                                               President of Sales for Arrow/Zeus
                                                                                    from 2000 to 2002;  Regional Vice
                                                                                    President of Arrow/Richey from 1999
                                                                                    to 2000; Regional Director-East of
                                                                                    Richey Electronics from 1996 to 1999.

OFFICERS WHO ARE NOT TRUSTEES
-----------------------------

BRUCE R. BENT II+                  Co-Chief Executive                               Senior Vice President, Secretary and
Age: 39                            Officer, Senior Vice                             Assistant Treasurer of RMCI, Senior
The Reserve Funds                  President and Assistant                          Vice President, Secretary and
1250 Broadway                      Treasurer                                        Assistant Treasurer of RMC, and
New York, NY 10001                                                                  Secretary, Assistant Treasurer and
                                                                                    Director of RESRV since 2000;
                                                                                    Vice President of RMC, RMCI and
                                                                                    RESRV from 1992 to 2000; Former
                                                                                    Trustee of Trusts in the
                                                                                    Reserve/Hallmark fund complex.

ARTHUR T. BENT III+               Co-Chief Executive                                Chief Operating Officer, Treasurer,
Age: 37                           Officer, Senior Vice                              Senior Vice President and Assistant
The Reserve Funds                 President and Assistant                           Secretary of RMCI; President,
1250 Broadway                     Secretary                                         Treasurer and Assistant Secretary of
New York, NY 10001                                                                  RMC; Treasurer, Assistant Secretary
                                                                                    and Director of RESRV since 2000; Vice
                                                                                    President RMC, RMCI and RESRV from
                                                                                    1997 to 2000.

DANIEL F. BARRY                   Controller                                        Vice President, Fund Accounting and
Age: 58                                                                             Administration Services, The Bank of
The Reserve Funds                                                                   New York, from 2000 to 2004; Senior
1250 Broadway                                                                       Vice President and member of the Board
New York, NY 10001                                                                  of Trustees, Daiwa Securities Trust
                                                                                    Company from 1990 to 2000.

AMY W. BIZAR                      Secretary and General                             Vice President and Senior Counsel,
Age: 59                           Counsel                                           Banking and Regulatory Affairs,
The Reserve Funds                                                                   GE Consumer Finance - Americas,
1250 Broadway                                                                       from 1998 to 2003.
New York, NY 10001

---------------------
* Mr. Bruce Bent is an "interested person" of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

** Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the non-interested Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

+ Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

2. Pages 11-12, Investment Management Arrangements, revise Fee Table to indicate fee for Class TT of "0.60%" and for Class R of "0.75%."

3. Page 13, Distribution Arrangements, Distribution Plans, revise Fee Table to indicate fee for Class R of "0.25%."

4. Page 13, Distribution Arrangements, Distribution Plans, Second Paragraph, First Sentence, revise sentence to read, in relevant part, "...at an annual rate of 0.25%...".